UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.7%
	Automobiles & Components - 2.0%
124,488	Ferrari N.V.(1)	$17,043,652
66,060	Tesla, Inc.*	17,490,706

		34,534,358

	Capital Goods - 4.7%
76,628	Harris Corp.	12,966,224
115,138	IDEX Corp.	17,346,691
127,967	Rockwell Automation, Inc.	23,996,372
30,641	Roper Technologies, Inc.	9,076,171
897,463	Williams Corp.*	15,391,490

		78,776,948

	Commercial & Professional Services - 3.5%
2,178,946	ADT, Inc.(1)	20,460,303
75,825	CoStar Group, Inc.*	31,910,193
18,785	Klarna Holding AB*(2)(3)(4)(5)	2,885,155
408,254	Landscape Acquisition Holdings Ltd.*	3,735,524

		58,991,175

	Consumer Durables & Apparel - 2.1%
149,747	Polaris Industries, Inc.	15,116,960
329,757	Under Armour, Inc. Class A*	6,997,443
680,930	Under Armour, Inc. Class C*(1)	13,250,898

		35,365,301

	Consumer Services - 3.4%
1,556,596	DraftKings, Inc.*(2)(3)(4)(5)	3,968,635
241,612	Hilton Worldwide Holdings, Inc.	19,517,417
196,558	Marriott Vacations Worldwide Corp.	21,965,357
42,372	Vail Resorts, Inc.	11,627,724

		57,079,133

	Diversified Financials - 4.1%
358,038	American Express Co.	38,127,466
1,137,763	J2 Acquisition Ltd.*(3)	10,922,525
577,000	Platinum Eagle Acquisition Corp.*	5,908,480
284,802	TD Ameritrade Holding Corp.	15,046,090

		70,004,561

	Energy - 2.2%
104,228	Concho Resources, Inc.*	15,920,827
98,575	Diamondback Energy, Inc.	13,326,354
386,260	WPX Energy, Inc.*	7,771,551

		37,018,732

	Food, Beverage & Tobacco - 2.5%
273,145	Lamb Weston Holdings, Inc.	18,191,457
415,785	Monster Beverage Corp.*	24,231,950

		42,423,407

	Health Care Equipment & Services - 12.1%
61,587	Align Technology, Inc.*	24,094,066
437,748	Baxter International, Inc.	33,745,993
126,586	DexCom, Inc.*	18,106,861
221,265	Edwards Lifesciences Corp.*	38,522,237
217,052	Haemonetics Corp.*	24,869,818
303,112	Insulet Corp.*	32,114,716
87,951	Penumbra, Inc.*	13,166,265
180,341	Veeva Systems, Inc. Class A*	19,633,725

		204,253,681

	Materials - 2.3%
191,985	Packaging Corp. of America	21,058,835
156,628	Vulcan Materials Co.	17,417,033

		38,475,868

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Media & Entertainment - 10.4%
83,780	Alphabet, Inc. Class C*	$99,988,917
680,569	Ocean Outdoor Ltd.*(3)(4)(5)	6,516,448
164,112	Spotify Technology S.A.*	29,676,373
355,128	TripAdvisor, Inc.*	18,136,387
179,603	Walt Disney Co.	21,002,775

		175,320,900

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
514,282	AstraZeneca plc ADR	20,350,139
27,034	Bluebird Bio, Inc.*	3,946,964
30,500	Elanco Animal Health, Inc.*(1)	1,064,145
520,275	Exact Sciences Corp.*	41,060,103
192,977	Novartis AG	16,611,161
111,865	Seattle Genetics, Inc.*	8,627,029

		91,659,541

	Real Estate - 0.9%
137,744	Crown Castle International Corp. REIT	15,335,039
10,657	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	665,210

		16,000,249

	Retailing - 9.8%
57,756	Amazon.com, Inc.*	115,685,268
553,866	Floor & Decor Holdings, Inc. Class A*	16,710,137
41,578	JAND, Inc. Class A*(2)(3)(4)(5)	583,339
38,805	Tory Burch LLC*(2)(3)(4)(5)	2,417,942
210,001	Wayfair, Inc. Class A*(1)	31,010,848

		166,407,534

	Semiconductors & Semiconductor Equipment - 1.9%
669,860	Teradyne, Inc.	24,771,423
67,529	Universal Display Corp.(1)	7,961,669

		32,733,092

	Software & Services - 23.6%
230,355	2U, Inc.*	17,320,393
92,894	Adobe Systems, Inc.*	25,076,735
174,313	Autodesk, Inc.*	27,212,002
78,825	Fair Isaac Corp.*	18,015,454
76,823	FleetCor Technologies, Inc.*	17,503,352
208,773	GoDaddy, Inc. Class A*	17,409,581
363,736	Guidewire Software, Inc.*	36,740,973
301,976	PayPal Holdings, Inc.*	26,525,572
293,213	salesforce.com, Inc.*	46,629,663
156,433	ServiceNow, Inc.*	30,602,988
180,240	Shopify, Inc. Class A*	29,642,270
528,636	SS&C Technologies Holdings, Inc.	30,042,384
105,179	Trade Desk, Inc. Class A*	15,872,563
193,390	Wix.com Ltd.*	23,148,783
246,707	Workday, Inc. Class A*	36,014,288
23,388	Zuora, Inc. Class A*(1)	540,497

		398,297,498

	Technology Hardware & Equipment - 2.2%
339,002	Logitech International S.A.	15,203,982
124,647	Zebra Technologies Corp. Class A*	22,041,329

		37,245,311

	Transportation - 1.6%
369,092	CSX Corp.	27,331,263

	Total Common Stocks (cost $1,340,368,237)	$1,601,918,552

Preferred Stocks - 4.5%
	Real Estate - 1.0%
145,709	WeWork Companies, Inc. Class D-1 *(2)(3)(4)(5)	9,095,156

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

114,486	WeWork Companies, Inc. Class D-2 *(2)(3)(4)(5)	$7,146,216

		16,241,372

	Retailing - 0.6%
1,605,750	Coupang LLC *(2)(3)(4)(5)	7,991,978
92,843	JAND, Inc. Class D *(2)(3)(4)(5)	1,327,655

		9,319,633

	Software & Services - 2.9%
1,871,878	Essence Group Holdings Corp. Class 3 *(2)(3)(4)(5)	4,979,196
287,204	Lookout, Inc. Class F *(2)(3)(4)(5)	2,464,210
366,944	MarkLogic Corp. Series F *(2)(3)(4)(5)	3,673,109
488,790	Pinterest, Inc. Series G *(2)(3)(4)(5)	3,040,274
589,628	Uber Technologies, Inc. Series D *(2)(3)(4)(5)	25,619,337
435,027	Zuora, Inc. Series F *(2)(3)(4)(5)(6)	9,986,451

		49,762,577

	Total Preferred Stocks (cost $36,861,887)	$75,323,582

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C *(2)(3)(4)(5)	3,222,423

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,222,423

Escrows - 0.1%
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	14,584

	Software & Services - 0.1%
535,139	Birst, Inc. Escrow*(2)(3)(4)(5)	27,828
210,735	Veracode, Inc. Escrow*(2)(3)(4)(5)	847,154

		874,982

	Telecommunication Services - 0.0%
49,126	Docusign Earnout, Escrow*(2)(3)(4)(5)	110,534

	Total Escrows (cost $—)	$1,000,100

Warrants - 0.1%
	Capital Goods - 0.1%
621,393	Williams Corp. Expires 9/16/20*	1,851,751

	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	180,740

	Diversified Financials - 0.0%
1,195,579	J2 Acquisition Ltd. Expires 9/7/27*	538,011

	Total Warrants (cost $557,732)	$2,570,502

	Total Long-Term Investments (cost $1,380,548,783)	$1,684,035,159

Short-Term Investments - 1.7%
	Securities Lending Collateral - 1.7%
1,435,760	Citibank NA DDCA, 2.17%, 10/1/2018(7)	1,435,760
10,080,010	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(7)	10,080,010
7,915,452	Invesco Government & Agency Portfolio, 1.97%(7)	7,915,452
7,916,899	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(7)	7,916,899
1,367,074	Western Asset Institutional Government Class A Fund, 1.99%(7)	1,367,074

		28,715,195

	Total Short-Term Investments (cost $28,715,195)	$28,715,195

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments (cost $1,409,263,978)	101.3%	$1,712,750,354
Other Assets and Liabilities	(1.3)%	(22,013,541)

Total Net Assets	100.0%	$1,690,736,813

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $107,505,359, which represented 6.4% of total net assets.

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $96,582,834, which represented 5.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $96,582,834, which represented 5.7% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Series F	435,027	$ 3,305,596	$ 9,986,451

(7)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$34,534,358	$34,534,358	$—	$—
Capital Goods	78,776,948	78,776,948	—	—
Commercial & Professional Services	58,991,175	56,106,020	—	2,885,155
Consumer Durables & Apparel	35,365,301	35,365,301	—	—
Consumer Services	57,079,133	53,110,498	—	3,968,635
Diversified Financials	70,004,561	70,004,561	—	—
Energy	37,018,732	37,018,732	—	—
Food, Beverage & Tobacco	42,423,407	42,423,407	—	—
Health Care Equipment & Services	204,253,681	204,253,681	—	—
Materials	38,475,868	38,475,868	—	—
Media & Entertainment	175,320,900	168,804,452	—	6,516,448
Pharmaceuticals, Biotechnology & Life Sciences	91,659,541	75,048,380	16,611,161	—
Real Estate	16,000,249	15,335,039	—	665,210
Retailing	166,407,534	163,406,253	—	3,001,281
Semiconductors & Semiconductor Equipment	32,733,092	32,733,092	—	—
Software & Services	398,297,498	398,297,498	—	—
Technology Hardware & Equipment	37,245,311	22,041,329	15,203,982	—
Transportation	27,331,263	27,331,263	—	—
Preferred Stocks	75,323,582	—	—	75,323,582
Convertible Preferred Stocks	3,222,423	—	—	3,222,423
Escrows	1,000,100	—	—	1,000,100
Warrants	2,570,502	2,570,502	—	—
Short-Term Investments	28,715,195	28,715,195	—	—

Total	$1,712,750,354	$1,584,352,377	$31,815,143	$96,582,834

(1) For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2, and investments valued at $4,900,099 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$ 22,670,128	$ 70,602,059	$ 3,114,261	$ -	$ 96,386,448
Conversions*	(1,430,104)	-	-	1,430,104	-
Purchases	1,706,524	-	-	-	1,706,524
Sales	(6,190,916)	(10,135,302)		-	(16,326,218)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	(697,199)	3,901,816	-	-	3,204,617
Net change in unrealized appreciation/depreciation	(3,921,803)	10,955,009	108,162	(430,004)	6,711,364
Transfers into Level 3	4,900,099	-	-	-	4,900,099
Transfers out of Level 3	-	-	-	-	-
Ending balance	$ 17,036,729	$ 75,323,582	$ 3,222,423	$ 1,000,100	$ 96,582,834

The change in net unrealized appreciation/ (depreciation) relating to the Level 3 investments held at September 30, 2018 was $13,782,826.

* Private Equity securities that were a common stock are now trading as escrow.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Automobiles & Components - 0.9%
6,004	Lear Corp.	$870,580

	Banks - 6.2%
6,123	Bank of NT Butterfield & Son Ltd.	317,539
17,133	Cadence BanCorp.	447,514
4,155	Cullen/Frost Bankers, Inc.	433,948
10,856	Essent Group Ltd.*	480,378
18,262	First BanCorp.*	166,184
557	First Citizens BancShares, Inc. Class A	251,920
27,143	MGIC Investment Corp.*	361,273
34,892	OFG Bancorp.	563,506
5,006	Opus Bank	137,164
25,763	Popular, Inc.	1,320,354
2,126	Preferred Bank	124,371
10,666	Radian Group, Inc.	220,466
29,855	TCF Financial Corp.	710,848
4,754	Walker & Dunlop, Inc.	251,392
3,236	WesBanco, Inc.	144,261

		5,931,118

	Capital Goods - 8.1%
3,137	AGCO Corp.	190,698
14,647	Allison Transmission Holdings, Inc.	761,791
4,810	Apogee Enterprises, Inc.	198,749
8,225	Atkore International Group, Inc.*	218,209
16,155	Briggs & Stratton Corp.	310,661
8,072	Continental Building Products, Inc.*	303,104
6,682	EMCOR Group, Inc.	501,885
4,236	EnerSys	369,083
24,381	Enphase Energy, Inc.*(1)	118,248
4,323	Fluor Corp.	251,166
4,279	Generac Holdings, Inc.*	241,378
4,336	Global Brass & Copper Holdings, Inc.	159,998
5,004	Greenbrier Cos., Inc.	300,741
6,197	H&E Equipment Services, Inc.	234,123
5,009	HD Supply Holdings, Inc.*	214,335
6,340	Hillenbrand, Inc.	331,582
1,896	Huntington Ingalls Industries, Inc.	485,528
3,610	Hyster-Yale Materials Handling, Inc.	222,123
13,526	NCI Building Systems, Inc.*	204,919
5,592	PGT Innovations, Inc.*	120,787
8,049	Regal-Beloit Corp.	663,640
3,154	Rush Enterprises, Inc. Class A	123,984
5,700	Systemax, Inc.	187,758
21,533	Terex Corp.	859,382
7,093	Titan Machinery, Inc.*	109,835
2,323	Vectrus, Inc.*	72,454

		7,756,161

	Commercial & Professional Services - 2.9%
11,930	ACCO Brands Corp.	134,809
3,035	Barrett Business Services, Inc.	202,677
816	Cimpress N.V.*	111,474
3,400	HNI Corp.	150,416
2,141	Insperity, Inc.	252,531
6,310	Kelly Services, Inc. Class A	151,629
3,183	Kimball International, Inc. Class B	53,315
3,321	Korn/Ferry International	163,526
11,610	LSC Communications, Inc.	128,407
3,186	McGrath Rent Corp.	173,542
9,279	Quad/Graphics, Inc.	193,374
11,987	Robert Half International, Inc.	843,645

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

34,734	RR Donnelley & Sons Co.	$187,564

		2,746,909

	Consumer Durables & Apparel - 2.7%
8,670	Crocs, Inc.*	184,584
4,929	Fossil Group, Inc.*	114,747
12,473	KB Home	298,229
3,955	La-Z-Boy, Inc.	124,978
3,089	Lululemon Athletica, Inc.*	501,932
6,448	Michael Kors Holdings Ltd.*	442,075
1,231	Polaris Industries, Inc.	124,269
6,919	PulteGroup, Inc.	171,384
1,939	Ralph Lauren Corp.	266,710
3,310	Toll Brothers, Inc.	109,329
12,405	Vista Outdoor, Inc.*	221,926

		2,560,163

	Consumer Services - 4.3%
8,500	American Public Education, Inc.*	280,925
3,811	BJ’s Restaurants, Inc.	275,154
6,638	Bloomin’ Brands, Inc.	131,366
576	Churchill Downs, Inc.	159,955
1,160	Dine Brands Global, Inc.	94,320
823	Graham Holdings Co. Class B	476,764
998	Grand Canyon Education, Inc.*	112,574
9,825	Hyatt Hotels Corp. Class A	781,972
24,672	International Speedway Corp. Class A	1,080,634
9,031	K12, Inc.*	159,849
9,536	Penn National Gaming, Inc.*	313,925
7,650	Ruth’s Hospitality Group, Inc.	241,357

		4,108,795

	Diversified Financials - 5.0%
14,900	AG Mortgage Investment Trust, Inc. REIT	270,882
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	266,614
26,041	ARMOUR Residential, Inc. REIT	584,620
3,143	Banco Latinoamericano de Comercio Exterior S.A. ADR	65,752
8,171	Cherry Hill Mortgage Investment Corp. REIT	147,895
19,554	Chimera Investment Corp. REIT	354,514
17,081	E*TRADE Financial Corp.*	894,874
5,899	Enova International, Inc.*	169,891
2,307	FirstCash, Inc.	189,174
3,289	Green Dot Corp. Class A*	292,129
17,017	Greenhill & Co., Inc.	448,398
5,303	Invesco Mortgage Capital, Inc. REIT	83,893
39,125	On Deck Capital, Inc.*	296,176
5,800	Redwood Trust, Inc. REIT	94,192
7,716	Santander Consumer USA Holdings, Inc.	154,629
23,650	Two Harbors Investment Corp. REIT	353,094
9,076	Western Asset Mortgage Capital Corp. REIT	90,942

		4,757,669

	Energy - 5.5%
2,693	Arch Coal, Inc. Class A	240,754
9,433	Delek U.S. Holdings, Inc.	400,242
30,583	Denbury Resources, Inc.*	189,614
13,760	HollyFrontier Corp.	961,824
13,943	Matrix Service Co.*	343,695
16,161	Murphy Oil Corp.	538,808
47,885	Northern Oil and Gas, Inc.*	191,540
6,395	Par Pacific Holdings, Inc.*	130,458
11,148	PBF Energy, Inc. Class A	556,397
12,921	Peabody Energy Corp.	460,504
8,620	Renewable Energy Group, Inc.*	248,256
71,876	W&T Offshore, Inc.*	692,885
5,000	Whiting Petroleum Corp.*	265,200

		5,220,177

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Food & Staples Retailing - 0.1%
3,231	Weis Markets, Inc.	$140,225

	Food, Beverage & Tobacco - 0.8%
2,018	Boston Beer Co., Inc. Class A*	580,175
3,173	Cal-Maine Foods, Inc.	153,256

		733,431

	Health Care Equipment & Services - 6.1%
7,536	AngioDynamics, Inc.*	163,833
856	Chemed Corp.	273,561
6,834	Encompass Health Corp.	532,710
8,628	Haemonetics Corp.*	988,596
10,030	HealthStream, Inc.	311,030
684	ICU Medical, Inc.*	193,401
15,234	Meridian Bioscience, Inc.	226,987
3,124	Molina Healthcare, Inc.*	464,539
11,368	NextGen Healthcare, Inc.*	228,269
2,100	Providence Service Corp.*	141,288
12,264	RadNet, Inc.*	184,573
3,787	SurModics, Inc.*	282,700
5,759	Tenet Healthcare Corp.*	163,901
15,254	Triple-S Management Corp. Class B*	288,148
4,458	WellCare Health Plans, Inc.*	1,428,744

		5,872,280

	Household & Personal Products - 1.7%
3,936	Medifast, Inc.	872,021
6,349	USANA Health Sciences, Inc.*	765,372

		1,637,393

	Insurance - 2.4%
9,178	Ambac Financial Group, Inc.*	187,415
8,562	American Equity Investment Life Holding Co.	302,752
4,213	American National Insurance Co.	544,699
20,550	Assured Guaranty Ltd.	867,826
4,429	Kemper Corp.	356,313

		2,259,005

	Materials - 4.7%
7,620	Alcoa Corp.*	307,848
3,296	Boise Cascade Co.	121,293
11,015	CF Industries Holdings, Inc.	599,657
15,515	Domtar Corp.	809,418
24,503	Huntsman Corp.	667,217
12,307	Louisiana-Pacific Corp.	326,012
2,670	Steel Dynamics, Inc.	120,657
7,881	Stepan Co.	685,726
13,734	SunCoke Energy, Inc.*	159,589
6,814	Tredegar Corp.	147,523
13,279	United States Steel Corp.	404,744
1,293	Westlake Chemical Corp.	107,461

		4,457,145

	Media & Entertainment - 3.6%
10,789	AMC Entertainment Holdings, Inc. Class A(1)	221,175
53,587	Entravision Communications Corp. Class A	262,576
14,783	Gannett Co., Inc.	147,978
27,822	Glu Mobile, Inc.*	207,274
10,460	Liberty TripAdvisor Holdings, Inc. Class A*	155,331
1,583	Madison Square Garden Co. Class A*	499,152
36,017	Meet Group, Inc.*	178,284
18,896	New Media Investment Group, Inc.	296,478
15,680	QuinStreet, Inc.*	212,778
13,648	TechTarget, Inc.*	265,044
5,054	World Wrestling Entertainment, Inc. Class A	488,873
5,011	XO Group, Inc.*	172,779

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

7,596	Yelp, Inc.*	$373,723

		3,481,445

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
18,182	Acorda Therapeutics, Inc.*	357,276
10,958	AMAG Pharmaceuticals, Inc.*	219,160
29,345	ArQule, Inc.*	166,093
1,104	Bio-Rad Laboratories, Inc. Class A*	345,541
13,329	Bruker Corp.	445,855
13,641	ChemoCentryx, Inc.*	172,422
11,420	Concert Pharmaceuticals, Inc.*	169,473
14,417	CytomX Therapeutics, Inc.*	266,714
6,759	Editas Medicine, Inc.*	215,071
7,685	Emergent BioSolutions, Inc.*	505,904
4,310	Enanta Pharmaceuticals, Inc.*	368,333
18,991	Endo International plc*	319,618
3,828	Genomic Health, Inc.*	268,802
28,113	Horizon Pharma plc*	550,453
6,295	ImmunoGen, Inc.*	59,614
53,852	Inovio Pharmaceuticals, Inc.*	299,417
8,416	Luminex Corp.	255,089
7,555	MacroGenics, Inc.*	161,979
11,410	Mallinckrodt plc*	334,427
5,930	Medpace Holdings, Inc.*	355,266
63,383	PDL BioPharma, Inc.*	166,697
29,731	Pieris Pharmaceuticals, Inc.*	166,494
2,182	REGENXBIO, Inc.*	164,741
19,931	Retrophin, Inc.*	572,618
2,092	Spark Therapeutics, Inc.*	114,119
6,356	United Therapeutics Corp.*	812,805
11,794	Vericel Corp.*	166,885

		8,000,866

	Real Estate - 7.6%
5,297	Agree Realty Corp. REIT	281,377
57,259	Brixmor Property Group, Inc. REIT	1,002,605
8,128	CareTrust, Inc. REIT	143,947
16,280	Chatham Lodging Trust REIT	340,089
10,659	Global Net Lease, Inc. REIT	222,240
9,078	Hersha Hospitality Trust REIT	205,798
25,723	Hospitality Properties Trust REIT	741,851
14,114	Independence Realty Trust, Inc. REIT	148,620
13,275	iStar, Inc. REIT	148,282
20,416	Kimco Realty Corp. REIT	341,764
2,094	Life Storage, Inc. REIT	199,265
4,651	Park Hotels & Resorts, Inc. REIT	152,646
31,138	Piedmont Office Realty Trust, Inc. Class A, REIT	589,442
31,400	Ramco-Gershenson Properties Trust REIT	427,040
75,372	Retail Properties of America, Inc. Class A, REIT	918,785
15,713	Sabra Healthcare, Inc. REIT	363,284
20,487	Select Income REIT	449,485
28,914	Spirit Realty Capital, Inc. REIT	233,047
4,451	Weingarten Realty Investors REIT	132,462
11,600	Xenia Hotels & Resorts, Inc. REIT	274,920

		7,316,949

	Retailing - 4.4%
8,130	Abercrombie & Fitch Co. Class A	171,706
38,718	Ascena Retail Group, Inc.*	176,941
1,344	Burlington Stores, Inc.*	218,964
5,826	Cato Corp. Class A	122,463
17,405	Chico’s FAS, Inc.	150,901
4,264	Dick’s Sporting Goods, Inc.	151,287
5,699	DSW, Inc. Class A	193,082
9,930	Etsy, Inc.*	510,203
14,861	Express, Inc.*	164,363
3,505	Foot Locker, Inc.	178,685

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

3,599	Genesco, Inc.*	$169,513
6,038	Guess?, Inc.	136,459
2,246	Kohl’s Corp.	167,439
7,586	Liberty Expedia Holdings, Inc. Class A*	356,845
47,101	Office Depot, Inc.	151,194
4,461	Shoe Carnival, Inc.(1)	171,749
11,367	Shutterstock, Inc.	620,411
7,277	Tailored Brands, Inc.	183,308
4,531	Urban Outfitters, Inc.*	185,318

		4,180,831

	Semiconductors & Semiconductor Equipment - 1.5%
24,666	Amkor Technology, Inc.*	182,282
4,517	Diodes, Inc.*	150,371
5,694	First Solar, Inc.*	275,703
16,877	ON Semiconductor Corp.*	311,043
14,321	Teradyne, Inc.	529,591

		1,448,990

	Software & Services - 11.4%
9,599	Avaya Holdings Corp.*	212,522
3,038	Bottomline Technologies de, Inc.*	220,893
5,866	Broadridge Financial Solutions, Inc.	774,019
9,147	Cardtronics plc Class A*	289,411
29,431	Conduent, Inc.*	662,786
3,786	Coupa Software, Inc.*	299,472
27,047	eGain Corp.*	219,081
2,444	Euronet Worldwide, Inc.*	244,938
6,443	EVERTEC, Inc.	155,276
16,430	Fortinet, Inc.*	1,515,996
5,839	GoDaddy, Inc. Class A*	486,914
11,853	j2 Global, Inc.	982,021
1,182	ManTech International Corp. Class A	74,821
13,094	MAXIMUS, Inc.	851,896
2,147	MicroStrategy, Inc. Class A*	301,911
2,329	New Relic, Inc.*	219,462
15,752	NIC, Inc.	233,130
5,800	Perficient, Inc.*	154,570
9,226	Presidio, Inc.	140,696
9,895	Progress Software Corp.	349,194
2,287	SPS Commerce, Inc.*	226,962
11,975	Sykes Enterprises, Inc.*	365,118
26,679	Synchronoss Technologies, Inc.*	176,081
21,393	Teradata Corp.*	806,730
13,152	Travelport Worldwide Ltd.	221,874
3,584	TTEC Holdings, Inc.	92,826
25,611	Unisys Corp.*	522,464
2,859	Virtusa Corp.*	153,557

		10,954,621

	Technology Hardware & Equipment - 3.3%
34,899	AVX Corp.	629,927
4,639	Comtech Telecommunications Corp.	168,257
6,118	CTS Corp.	209,847
9,312	Immersion Corp.*	98,428
17,752	Jabil, Inc.	480,724
8,288	KEMET Corp.*	153,742
6,273	NETGEAR, Inc.*	394,258
6,374	Park Electrochemical Corp.	124,229
7,219	Plantronics, Inc.	435,306
24,331	Vishay Intertechnology, Inc.	495,136

		3,189,854

	Telecommunication Services - 0.9%
27,100	Telephone & Data Systems, Inc.	824,653

	Transportation - 3.0%
5,382	ArcBest Corp.	261,296

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

2,126	Copa Holdings S.A. Class A	$169,740
4,929	Covenant Transportation Group, Inc. Class A*	143,237
5,767	Hawaiian Holdings, Inc.	231,257
25,647	JetBlue Airways Corp.*	496,526
5,995	Old Dominion Freight Line, Inc.	966,753
5,512	XPO Logistics, Inc.*	629,305

		2,898,114

	Utilities - 3.9%
18,520	National Fuel Gas Co.	1,038,231
12,163	NRG Energy, Inc.	454,896
14,391	OGE Energy Corp.	522,681
14,716	Pinnacle West Capital Corp.	1,165,213
12,947	Portland General Electric Co.	590,513

		3,771,534

	Total Common Stocks (cost $81,922,693)	$95,118,908

	Total Long-Term Investments (cost $81,922,693)	$95,118,908

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 0.6%
529,054	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(2)	529,054

	Securities Lending Collateral - 0.4%
20,086	Citibank NA DDCA, 2.17%, 10/1/2018(2)	20,086
141,017	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(2)	141,017
110,736	Invesco Government & Agency Portfolio, 1.97%(2)	110,736
110,756	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(2)	110,756
19,125	Western Asset Institutional Government Class A Fund, 1.99%(2)	19,125

		401,720

	Total Short-Term Investments (cost $930,774)	$930,774

Total Investments (cost $82,853,467)	100.4%	$96,049,682
Other Assets and Liabilities	(0.4)%	(364,154)

Total Net Assets	100.0%	$95,685,528

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$870,580	$870,580	$—	$—
Banks	5,931,118	5,931,118	—	—
Capital Goods	7,756,161	7,756,161	—	—
Commercial & Professional Services	2,746,909	2,746,909	—	—
Consumer Durables & Apparel	2,560,163	2,560,163	—	—
Consumer Services	4,108,795	4,108,795	—	—
Diversified Financials	4,757,669	4,757,669	—	—
Energy	5,220,177	5,220,177	—	—
Food & Staples Retailing	140,225	140,225	—	—
Food, Beverage & Tobacco	733,431	733,431	—	—
Health Care Equipment & Services	5,872,280	5,872,280	—	—
Household & Personal Products	1,637,393	1,637,393	—	—
Insurance	2,259,005	2,259,005	—	—
Materials	4,457,145	4,457,145	—	—
Media & Entertainment	3,481,445	3,481,445	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,000,866	8,000,866	—	—
Real Estate	7,316,949	7,316,949	—	—
Retailing	4,180,831	4,180,831	—	—
Semiconductors & Semiconductor Equipment	1,448,990	1,448,990	—	—
Software & Services	10,954,621	10,954,621	—	—
Technology Hardware & Equipment	3,189,854	3,189,854	—	—
Telecommunication Services	824,653	824,653	—	—
Transportation	2,898,114	2,898,114	—	—
Utilities	3,771,534	3,771,534	—	—
Short-Term Investments	930,774	930,774	—	—

Total	$96,049,682	$96,049,682	$—	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

Hartford Small Cap Growth HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Automobiles & Components - 1.6%
202,860	Cooper Tire & Rubber Co.	$5,740,938
244,764	Tenneco, Inc.	10,314,355
76,526	Visteon Corp.*	7,109,265

		23,164,558

	Banks - 4.4%
208,064	First Busey Corp.	6,460,387
269,394	First Hawaiian, Inc.	7,316,741
155,993	Great Western Bancorp, Inc.	6,581,345
118,034	IBERIABANK Corp.	9,602,066
873,579	MGIC Investment Corp.*	11,627,336
235,637	Seacoast Banking Corp. of Florida*	6,880,600
448,503	Sterling Bancorp	9,867,066
142,148	Triumph Bancorp, Inc.*	5,430,054

		63,765,595

	Capital Goods - 10.9%
289,495	Aerojet Rocketdyne Holdings, Inc.*	9,839,935
248,246	Altra Industrial Motion Corp.(1)	10,252,560
86,011	American Woodmark Corp.*	6,747,563
134,211	Applied Industrial Technologies, Inc.	10,502,011
151,435	Armstrong World Industries, Inc.*	10,539,876
105,078	Astec Industries, Inc.	5,296,982
133,290	AZZ, Inc.	6,731,145
273,514	BMC Stock Holdings, Inc.*	5,101,036
315,576	Evoqua Water Technologies Corp.*	5,610,941
181,063	Generac Holdings, Inc.*	10,213,764
213,536	ITT, Inc.	13,081,215
328,598	JELD-WEN Holding, Inc.*	8,103,227
147,616	John Bean Technologies Corp.	17,610,589
166,264	Mercury Systems, Inc.*	9,197,724
414,771	Milacron Holdings Corp.*	8,399,113
330,317	Rexnord Corp.*	10,173,763
74,151	SiteOne Landscape Supply, Inc.*	5,586,536
224,045	Welbilt, Inc.*	4,678,060

		157,666,040

	Commercial & Professional Services - 4.4%
242,536	Advanced Disposal Services, Inc.*	6,567,875
172,373	ASGN, Inc.*	13,605,401
155,606	Clean Harbors, Inc.*	11,138,278
267,084	Exponent, Inc.	14,315,702
127,194	Huron Consulting Group, Inc.*	6,283,384
108,478	MSA Safety, Inc.	11,546,398

		63,457,038

	Consumer Durables & Apparel - 5.5%
130,289	Carter’s, Inc.	12,846,495
209,647	Installed Building Products, Inc.*	8,176,233
125,989	Oxford Industries, Inc.	11,364,208
94,400	Skyline Champion Corp.	2,697,008
305,824	Steven Madden Ltd.	16,178,090
195,022	TopBuild Corp.*	11,081,150
447,699	Wolverine World Wide, Inc.	17,482,646

		79,825,830

	Consumer Services - 2.8%
150,718	Dunkin’ Brands Group, Inc.	11,110,931
111,899	Marriott Vacations Worldwide Corp.	12,504,713
235,723	Wingstop, Inc.	16,092,809

		39,708,453

	Diversified Financials - 2.5%
236,316	Blucora, Inc.*	9,511,719
115,291	Evercore, Inc. Class A	11,592,510

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

156,233	OneMain Holdings, Inc.*	$5,250,991
856,694	SLM Corp.*	9,552,138

		35,907,358

	Energy - 2.1%
276,311	Newfield Exploration Co.*	7,966,046
133,450	PDC Energy, Inc.*	6,533,712
345,673	ProPetro Holding Corp.*	5,700,148
429,342	WildHorse Resource Development Corp.*	10,149,645

		30,349,551

	Food & Staples Retailing - 1.9%
48,686	Casey’s General Stores, Inc.	6,285,850
339,464	Performance Food Group Co.*	11,304,151
119,332	PriceSmart, Inc.	9,659,925

		27,249,926

	Food, Beverage & Tobacco - 1.0%
597,585	Hostess Brands, Inc.*	6,615,266
81,860	Post Holdings, Inc.*	8,025,554

		14,640,820

	Health Care Equipment & Services - 12.5%
281,582	AtriCure, Inc.*	9,863,817
234,918	Cardiovascular Systems, Inc.*	9,194,690
291,078	Globus Medical, Inc. Class A*	16,521,587
85,462	Haemonetics Corp.*	9,792,236
439,071	HMS Holdings Corp.*	14,405,919
34,509	ICU Medical, Inc.*	9,757,420
143,679	Insulet Corp.*	15,222,790
172,359	Integra LifeSciences Holdings Corp.*	11,353,287
61,045	LivaNova plc*	7,567,749
108,305	Medidata Solutions, Inc.*	7,939,840
240,219	Merit Medical Systems, Inc.*	14,761,458
36,197	Molina Healthcare, Inc.*	5,382,494
233,519	Omnicell, Inc.*	16,790,016
418,628	OraSure Technologies, Inc.*	6,467,803
112,795	Orthofix Medical, Inc.*	6,520,679
89,313	Providence Service Corp.*	6,008,979
66,924	Teladoc Health, Inc.*	5,778,887
63,832	U.S. Physical Therapy, Inc.	7,570,475

		180,900,126

	Household & Personal Products - 0.6%
194,615	Edgewell Personal Care Co.*	8,997,052

	Insurance - 0.8%
269,979	James River Group Holdings Ltd.	11,506,505

	Materials - 3.2%
169,338	Boise Cascade Co.	6,231,638
607,651	Graphic Packaging Holding Co.	8,513,191
249,662	Louisiana-Pacific Corp.	6,613,546
497,560	OMNOVA Solutions, Inc.*	4,900,966
312,594	PolyOne Corp.	13,666,610
364,965	Summit Materials, Inc. Class A*	6,635,064

		46,561,015

	Media & Entertainment - 1.7%
242,601	LiveRamp Holdings, Inc.*	11,986,915
558,107	TrueCar, Inc.*	7,869,309
97,000	Yelp, Inc.*	4,772,400

		24,628,624

	Pharmaceuticals, Biotechnology & Life Sciences - 14.5%
227,314	Abeona Therapeutics, Inc.*(1)	2,909,619
145,720	Aerie Pharmaceuticals, Inc.*	8,969,066
54,568	Agios Pharmaceuticals, Inc.*	4,208,284
629,556	Amicus Therapeutics, Inc.*	7,611,332
442,737	Amneal Pharmaceuticals, Inc.*	9,824,334

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

136,025	Aptinyx, Inc.*	$3,939,284
180,359	Arena Pharmaceuticals, Inc.*	8,300,121
103,151	Assembly Biosciences, Inc.*	3,831,028
151,423	Audentes Therapeutics, Inc.*	5,994,837
134,120	Blueprint Medicines Corp.*	10,469,407
304,395	Catalent, Inc.*	13,865,192
201,907	Coherus Biosciences, Inc.*	3,331,465
293,023	Cytokinetics, Inc.*	2,886,277
304,124	Dermira, Inc.*	3,314,952
247,435	Five Prime Therapeutics, Inc.*	3,444,295
159,036	Flexion Therapeutics, Inc.*(1)	2,975,564
100,909	G1 Therapeutics, Inc.*	5,276,532
182,017	GlycoMimetics, Inc.*(1)	2,621,045
249,355	Heron Therapeutics, Inc.*	7,892,086
356,498	Intersect ENT, Inc.*	10,249,317
97,529	Ironwood Pharmaceuticals, Inc.*(2)	1,800,385
112,700	Karyopharm Therapeutics, Inc.*	1,919,281
82,117	Loxo Oncology, Inc.*	14,028,047
11,940	Madrigal Pharmaceuticals, Inc.*	2,556,712
148,272	Medicines Co.*(1)	4,434,816
149,805	MyoKardia, Inc.*	9,767,286
369,654	NanoString Technologies, Inc.*	6,590,931
158,430	Portola Pharmaceuticals, Inc.*	4,218,991
97,714	REGENXBIO, Inc.*	7,377,407
149,409	Revance Therapeutics, Inc.*	3,712,814
860,583	Rigel Pharmaceuticals, Inc.*	2,762,471
102,858	Spark Therapeutics, Inc.*	5,610,904
228,050	Syneos Health, Inc.*	11,755,977
146,664	Ultragenyx Pharmaceutical, Inc.*	11,196,330

		209,646,389

	Real Estate - 2.0%
47,678	Coresite Realty Corp. REIT	5,298,933
179,820	Corporate Office Properties Trust REIT	5,364,031
223,034	HFF, Inc. Class A	9,474,484
527,841	Sunstone Hotel Investors, Inc. REIT	8,635,479

		28,772,927

	Retailing - 4.1%
233,075	Caleres, Inc.	8,358,070
295,430	Core-Mark Holding Co., Inc.	10,032,803
295,053	Etsy, Inc.*	15,159,823
92,600	Five Below, Inc.*	12,043,556
293,526	Floor & Decor Holdings, Inc. Class A*	8,855,679
332,588	Michaels Cos., Inc.*	5,397,903

		59,847,834

	Semiconductors & Semiconductor Equipment - 2.6%
131,960	Cirrus Logic, Inc.*	5,093,656
292,921	Cohu, Inc.	7,352,317
196,234	Diodes, Inc.*	6,532,630
336,983	Entegris, Inc.	9,755,658
650,805	FormFactor, Inc.*	8,948,569

		37,682,830

	Software & Services - 12.8%
111,638	2U, Inc.*	8,394,061
316,819	8x8, Inc.*	6,732,404
73,668	Alteryx, Inc. Class A*	4,214,546
80,719	Blackbaud, Inc.	8,191,364
59,882	CACI International, Inc. Class A*	11,027,270
232,904	Carbonite, Inc.*	8,303,028
523,296	Cloudera, Inc.*	9,236,174
49,079	EPAM Systems, Inc.*	6,758,178
178,113	Everbridge, Inc.*	10,266,433
58,308	Fair Isaac Corp.*	13,326,294
240,012	Five9, Inc.*	10,486,124

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

197,833	ForeScout Technologies, Inc.*	$7,470,174
77,856	HubSpot, Inc.*	11,752,363
187,165	Instructure, Inc.*	6,625,641
201,199	MINDBODY, Inc. Class A*	8,178,739
105,350	MongoDB, Inc.*(1)	8,591,293
154,925	Paylocity Holding Corp.*	12,443,576
181,866	Pegasystems, Inc.	11,384,812
237,494	Pivotal Software, Inc. Class A*	4,650,133
90,546	Q2 Holdings, Inc.*	5,482,560
134,326	Science Applications International Corp.	10,826,676

		184,341,843

	Technology Hardware & Equipment - 2.7%
137,858	CTS Corp.	4,728,529
117,610	ePlus, Inc.*	10,902,447
140,380	II-VI, Inc.*	6,639,974
116,034	Lumentum Holdings, Inc.*	6,956,238
63,977	Rogers Corp.*	9,425,092

		38,652,280

	Telecommunication Services - 0.9%
405,609	ORBCOMM, Inc.*	4,404,914
634,867	Vonage Holdings Corp.*	8,989,717

		13,394,631

	Transportation - 1.4%
118,562	Genesee & Wyoming, Inc. Class A*	10,787,956
100,437	Knight-Swift Transportation Holdings, Inc.	3,463,068
312,393	Marten Transport Ltd.	6,575,873

		20,826,897

	Total Common Stocks (cost $1,154,982,125)	$1,401,494,122

Exchange-Traded Funds - 2.4%
	Other Investment Pools & Funds - 2.4%
161,281	iShares Russell 2000 Growth ETF(1)	34,688,318

	Total Exchange-Traded Funds (cost $33,198,420)	$34,688,318

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 04/11/19*(2)(3)	—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $1,188,180,545)	$1,436,182,440

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 0.7%
9,336,977	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(4)	9,336,977

	Securities Lending Collateral - 1.4%
1,035,805	Citibank NA DDCA, 2.17%, 10/1/2018(4)	1,035,805
7,272,059	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(4)	7,272,059
5,710,474	Invesco Government & Agency Portfolio, 1.97%(4)	5,710,474
5,711,517	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(4)	5,711,517
986,254	Western Asset Institutional Government Class A Fund, 1.99%(4)	986,254

		20,716,109

	Total Short-Term Investments (cost $30,053,086)	$30,053,086

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments (cost $1,218,233,631)	101.4%	$1,466,235,526

Other Assets and Liabilities	(1.4)%	(19,750,277)

Total Net Assets	100.0%	$1,446,485,249

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $1,800,385, which represented 0.1% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,164,558	$23,164,558	$—	$—
Banks	63,765,595	63,765,595	—	—
Capital Goods	157,666,040	157,666,040	—	—
Commercial & Professional Services	63,457,038	63,457,038	—	—
Consumer Durables & Apparel	79,825,830	79,825,830	—	—
Consumer Services	39,708,453	39,708,453	—	—
Diversified Financials	35,907,358	35,907,358	—	—
Energy	30,349,551	30,349,551	—	—
Food & Staples Retailing	27,249,926	27,249,926	—	—
Food, Beverage & Tobacco	14,640,820	14,640,820	—	—
Health Care Equipment & Services	180,900,126	180,900,126	—	—
Household & Personal Products	8,997,052	8,997,052	—	—
Insurance	11,506,505	11,506,505	—	—
Materials	46,561,015	46,561,015	—	—
Media & Entertainment	24,628,624	24,628,624	—	—
Pharmaceuticals, Biotechnology & Life Sciences	209,646,389	209,646,389	—	—
Real Estate	28,772,927	28,772,927	—	—
Retailing	59,847,834	59,847,834	—	—
Semiconductors & Semiconductor Equipment	37,682,830	37,682,830	—	—
Software & Services	184,341,843	184,341,843	—	—
Technology Hardware & Equipment	38,652,280	38,652,280	—	—
Telecommunication Services	13,394,631	13,394,631	—	—
Transportation	20,826,897	20,826,897	—	—
Exchange-Traded Funds	34,688,318	34,688,318	—	—
Warrants	—	—	—	—
Short-Term Investments	30,053,086	30,053,086	—	—

Total	$1,466,235,526	$1,466,235,526	$—	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.7%
	Asset-Backed - Automobile - 1.4%
$350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$345,450
2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,916,258
1,554,392	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	1,554,794

		4,816,502

	Asset-Backed - Finance & Insurance - 3.5%
2,051,041	Ares CLO Ltd. 3 mo. USD LIBOR + 1.190%, 3.53%, 04/17/2026(1)(2)	2,049,993
1,803,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	1,787,590
1,617,392	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,608,709
1,994,038	Springleaf Funding Trust 3.16%, 11/15/2024(1)	1,994,116
528,138	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 3.72%, 02/25/2033(2)	533,325
	Towd Point Mortgage Trust
600,872	2.75%, 04/25/2057(1)(3)	589,588
2,517,999	3.75%, 05/25/2058(1)(3)	2,518,615
1,185,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.24%, 04/15/2029(1)(2)	1,179,148

		12,261,084

	Asset-Backed - Home Equity - 0.3%
586,559	Morgan Stanley ABS Capital I, Inc. Trust 1 mo. USD LIBOR + 1.500%, 3.72%, 11/25/2032(2)	583,338
7,634,250	Morgan Stanley Capital I Trust 1.00%, 07/15/2051(3)(4)	465,729

		1,049,067

	Commercial Mortgage - Backed Securities - 7.4%
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,340,779
	FREMF Mortgage Trust
5,845,000	1 mo. USD LIBOR + 0.320%, 2.53%, 02/25/2020(2)	5,853,185
435,000	3.47%, 05/25/2045(1)(3)	434,918
955,000	3.76%, 11/25/2050(1)(3)	914,193
1,515,000	3.82%, 04/25/2048(1)(3)	1,469,127
1,325,000	3.85%, 10/25/2049(1)(3)	1,250,566
1,005,000	3.93%, 02/25/2050(1)(3)	966,729
2,645,000	3.94%, 06/25/2047(1)(3)	2,654,109
700,000	3.98%, 10/25/2049(1)(3)	668,005
660,000	4.08%, 09/25/2049(1)(3)	636,666
4,580,000	4.11%, 04/25/2051(1)(3)	4,402,092
1,665,000	4.17%, 11/25/2044(1)(3)	1,662,586
1,990,000	5.69%, 04/25/2020(1)(3)	2,047,565

		26,300,520

	Whole Loan Collateral CMO - 4.1%
191,138	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	189,560
3,133,538	CIM Trust 3.00%, 04/25/2057(1)(3)	3,094,379
456,697	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	454,960
575,209	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(2)	572,647
	Mill City Mortgage Loan Trust
476,147	2.50%, 04/25/2057(1)(3)	464,937
1,940,027	3.25%, 05/25/2062(1)(3)	1,915,904
	New Residential Mortgage Loan Trust

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,124,002	3.25%, 09/25/2056(1)(3)	$1,104,766
1,374,324	3.75%, 03/25/2056(1)(3)	1,368,349
1,522,285	Thornburg Mortgage Securities Trust 3.57%, 04/25/2045(3)	1,533,417
	Towd Point Mortgage Trust
52,951	2.75%, 04/25/2055(1)(3)	51,849
60,513	2.75%, 05/25/2055(1)(3)	59,527
1,353,170	3.00%, 03/25/2054(1)(3)	1,342,641
2,399,000	3.75%, 04/25/2055(1)(3)	2,365,626

		14,518,562

	Total Asset & Commercial Mortgage Backed Securities (cost $59,736,377)	$58,945,735

U.S. Government Agencies - 41.4%
	Mortgage-Backed Agencies - 40.4%
	FHLMC - 13.2%
$ 6,593,072	1.57%, 01/25/2022	$6,426,643
2,150,095	1 mo. USD LIBOR + 0.380%, 2.49%, 04/25/2020(2)	2,152,639
821,074	2.50%, 12/15/2026(4)	42,993
820,559	2.50%, 03/15/2028(4)	61,342
581,368	2.50%, 05/15/2028(4)	45,063
1,017,488	3.00%, 04/15/2028(4)	89,520
817,736	3.00%, 05/15/2032(4)	58,452
610,731	3.00%, 03/15/2033(4)(5)	74,465
4,037,691	3.00%, 11/01/2036	3,937,231
144,959	3.00%, 09/01/2045	139,906
3,711,390	3.00%, 05/15/2046	3,627,911
927,673	3.00%, 08/15/2047	910,516
11,800,000	3.00%, 10/01/2048(6)	11,290,039
6,205,000	3.50%, 11/15/2025	6,294,649
960,598	3.50%, 06/15/2026(4)(5)	61,611
334,954	3.50%, 09/15/2026(4)	29,797
587,316	3.50%, 03/15/2027(4)	50,399
1,830,513	3.50%, 01/15/2028(4)	166,958
333,866	4.00%, 07/15/2027(4)(5)	32,477
973,088	4.00%, 03/15/2028(4)	88,893
520,990	4.00%, 06/15/2028(4)	48,547
1,230,788	4.00%, 07/15/2030(4)	132,736
260,562	4.00%, 06/01/2044	263,899
600,000	4.00%, 10/01/2048(6)	605,881
1,662	4.50%, 12/01/2018	1,683
1,952,633	4.50%, 02/15/2027(4)(5)	206,667
2,269,430	4.50%, 05/15/2034	2,290,853
770,558	5.00%, 09/15/2033(4)	150,963
3,466	5.50%, 06/01/2034	3,716
31,937	5.50%, 10/01/2035	34,596
51,213	5.50%, 04/01/2037	55,287
735,450	5.50%, 12/01/2037	792,326
244,090	5.50%, 04/01/2038	262,702
15,343	5.50%, 05/01/2038	16,530
1,229,230	5.50%, 08/01/2038	1,326,345
2,471	5.50%, 12/01/2039	2,663
25,175	6.00%, 10/01/2021	27,351
38,491	6.00%, 10/01/2022	41,817
56,995	6.00%, 01/01/2028	61,921
17,386	6.00%, 04/15/2028	18,541
33,739	6.00%, 05/15/2028(7)	36,048
42,916	6.00%, 11/15/2028	45,739
77,807	6.00%, 12/15/2028	83,461
172,351	6.00%, 01/15/2029	188,255
38,178	6.00%, 02/15/2029	40,737
39,631	6.00%, 03/15/2029	43,344
28,671	6.00%, 05/15/2029	30,520
6,659	6.00%, 06/15/2029	7,140
1,914	6.00%, 03/15/2031	2,118
79,394	6.00%, 04/15/2031	87,080

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 33,550	6.00%, 10/15/2031	$36,229
44,453	6.00%, 12/01/2031	49,137
255,703	6.00%, 12/15/2031(7)	282,348
361,665	6.00%, 12/15/2031	398,037
13,193	6.00%, 05/15/2032	14,416
799,803	6.00%, 06/15/2032	874,219
660,723	6.00%, 09/15/2032	713,398
57,841	6.00%, 10/15/2032	64,692
476	6.00%, 11/01/2032	526
44,803	6.00%, 11/15/2032	48,496
14,708	6.00%, 04/01/2033	15,979
14,965	6.00%, 09/01/2034	16,553
5,347	6.50%, 04/01/2028	5,915
252,734	6.50%, 08/15/2028	272,854
548,870	6.50%, 05/15/2032	603,826
89,959	6.50%, 08/01/2032	99,519
214,008	6.50%, 09/01/2032	239,514
23,449	7.00%, 10/01/2026	23,933
2,545	7.00%, 03/01/2027	2,675
1,780	7.00%, 12/01/2027	1,783
878	7.00%, 02/01/2029	974
530	7.00%, 05/01/2029	587
861	7.00%, 09/01/2029	898
479	7.00%, 02/01/2031	538
72,682	7.00%, 04/01/2032	81,540
57,388	7.00%, 05/01/2032	58,301
52,133	7.00%, 06/01/2032	58,799
74,942	7.00%, 11/01/2032	82,498
2,551	7.50%, 05/01/2024	2,705
445	7.50%, 06/01/2024	446
1,012	7.50%, 06/01/2025	1,068
4,003	8.00%, 08/01/2024	4,056
4,411	8.00%, 09/01/2024	4,505
68	8.00%, 10/01/2024	72

		46,552,006

	FNMA - 23.1%
$ 2,586,714	1.49%, 08/25/2044(3)(4)(5)	$101,475
1,522,150	1.50%, 04/25/2055(3)(4)	70,787
1,939,775	1.68%, 06/25/2055(3)(4)(5)	94,329
6,400,000	1.97%, 11/01/2023	6,026,091
1,276,131	2.00%, 09/25/2039	1,186,308
676,183	2.05%, 11/01/2023	639,976
3,347,800	2.22%, 10/01/2022	3,221,301
2,300,000	2.23%, 11/01/2023	2,191,361
200,000	2.45%, 11/01/2022	194,106
1,573,378	1 mo. USD LIBOR + 0.400%, 2.47%, 10/25/2024(2)	1,571,568
1,100,000	1 mo. USD LIBOR + 0.400%, 2.47%, 08/25/2025(2)	1,098,054
24,274	2.50%, 01/01/2043	22,582
269,874	2.54%, 03/01/2023	262,644
1,844,839	1 mo. USD LIBOR + 0.490%, 2.56%, 04/25/2024(2)	1,850,626
2,500,000	2.68%, 05/01/2025	2,399,061
89,571	2.74%, 04/01/2022	88,192
87,676	2.83%, 06/01/2022	86,162
244,575	2.94%, 06/01/2022	242,005
1,462,294	3.00%, 02/25/2027(4)(5)	107,217
1,554,041	3.00%, 07/25/2027(4)(5)	128,430
583,378	3.00%, 09/25/2027(4)(5)	50,440
63,699	3.00%, 12/01/2030	62,978
1,430,019	3.00%, 06/25/2043	1,408,132
178,442	3.02%, 04/01/2022	177,721
515,000	3.07%, 06/01/2027	496,564
7,380,525	3.11%, 10/01/2021	7,351,129
573,280	3.25%, 12/01/2021	573,252
385,363	3.26%, 01/01/2022	386,866
217,261	3.50%, 11/01/2020	218,709

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 3,513,246	3.50%, 04/25/2027(4)(5)	$330,454
624,962	3.50%, 05/25/2027(4)(5)	62,612
1,029,838	3.50%, 10/25/2027(4)(5)	98,464
322,084	3.50%, 08/25/2030(4)(5)	36,511
706,289	3.50%, 02/25/2031(4)(5)	62,532
611,113	3.50%, 09/25/2035(4)(5)	92,668
11,086,842	3.50%, 04/25/2044	10,973,220
3,642,805	3.50%, 03/25/2045	3,645,161
522,312	3.50%, 10/25/2046(4)(5)	121,099
3,640,758	3.50%, 01/25/2047	3,614,787
3,215,000	3.50%, 10/01/2048(6)	3,163,653
2,617,560	3.50%, 10/25/2056	2,606,925
482,131	3.51%, 11/01/2021	485,697
1,035,050	3.59%, 09/01/2030	1,018,108
1,726,504	3.65%, 11/01/2021	1,746,205
83,425	3.65%, 08/01/2023	84,235
1,057,484	3.73%, 07/01/2022	1,070,642
1,010,236	3.75%, 09/01/2023	1,024,578
92,751	3.81%, 11/01/2023	94,366
280,987	3.85%, 01/01/2024	286,570
373,031	3.87%, 01/01/2024	380,767
380,027	3.89%, 10/01/2023	386,439
2,700,000	3.98%, 07/01/2021	2,746,765
147,305	3.99%, 07/01/2021	149,896
1,003,346	4.00%, 05/25/2027(4)	91,751
1,294,786	4.50%, 10/01/2040	1,348,034
556,509	4.50%, 10/01/2041	579,006
3,142,384	4.50%, 02/25/2042(4)(5)	381,243
1,685,413	4.50%, 01/01/2043	1,753,873
517,857	4.50%, 09/01/2043	539,130
1,642,376	4.50%, 08/01/2044	1,709,547
1,434	5.00%, 10/01/2018	1,441
112,222	5.00%, 06/01/2025	116,416
261,807	5.24%, 07/01/2019	264,743
271,462	5.46%, 05/25/2042(3)(4)	30,867
140,314	5.50%, 08/01/2019	140,936
183,698	6.00%, 10/01/2023	198,300
25,000	6.00%, 10/25/2028	26,774
9,057	6.00%, 11/25/2028	9,711
34,496	6.00%, 04/25/2029	36,761
574	6.00%, 05/01/2029	624
29,177	6.00%, 05/25/2029	31,176
23,954	6.00%, 06/25/2029(7)	25,879
56,502	6.00%, 07/25/2029	60,522
288,398	6.00%, 05/25/2031(7)	308,693
96,631	6.00%, 09/25/2031	106,239
23,289	6.00%, 11/25/2031	25,219
420,592	6.00%, 12/25/2031	450,772
218,634	6.00%, 01/01/2032	239,658
232	6.00%, 04/01/2032	250
326	6.00%, 05/01/2032	358
1,576	6.00%, 09/25/2032	1,711
85,174	6.00%, 11/01/2032	91,948
40,527	6.00%, 02/01/2033	44,589
214,728	6.00%, 03/01/2033	236,392
686,080	6.00%, 05/01/2033	755,269
7,787	6.00%, 08/01/2034	8,410
163,713	6.00%, 01/01/2035	179,620
2,136,850	6.00%, 02/01/2037	2,351,738
1,670,216	6.00%, 01/25/2042(4)(5)	309,285
1,148,202	6.00%, 09/25/2047(4)(5)	271,406
22	6.50%, 04/01/2024	24
187	6.50%, 04/01/2027	205
13,716	6.50%, 04/01/2028	15,038
114	6.50%, 05/01/2028	125
6,851	6.50%, 10/01/2028	7,512

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 119,358	6.50%, 11/01/2028	$130,856
63,417	6.50%, 12/01/2028	69,552
310,853	6.50%, 06/25/2029	324,113
184,571	6.50%, 08/01/2029	202,716
830	6.50%, 11/01/2030	910
4,220	6.50%, 05/01/2031	4,655
149,265	6.50%, 10/25/2031	162,859
980,604	6.50%, 08/01/2032	1,090,806
51,876	6.50%, 09/01/2032	56,874
208	7.00%, 11/01/2031	211
196,011	7.00%, 02/01/2032	217,809
4,474	7.50%, 06/01/2023	4,703
1,658	8.00%, 10/01/2029	1,855
82	8.00%, 03/01/2030	83
5,345	8.00%, 04/01/2030	6,194
18	8.00%, 06/01/2030	18
13,586	8.00%, 10/01/2030	15,747
25,675	8.00%, 12/01/2030	28,367
69	9.00%, 08/01/2020	71
12,822	9.00%, 09/01/2021	12,877

		81,672,891

	GNMA - 4.1%
$ 284,029	1.75%, 09/20/2043	$265,993
2,073,515	2.50%, 12/16/2039	1,997,357
710,232	3.00%, 09/20/2028(4)	61,000
408,625	3.00%, 02/16/2043(4)	63,996
3,003,348	3.00%, 04/20/2045	2,911,299
300,710	3.50%, 02/16/2027(4)	26,818
728,184	3.50%, 03/20/2027(4)	71,523
646,719	3.50%, 07/20/2040(4)	71,194
970,553	3.50%, 02/20/2041(4)	114,595
1,633,458	3.50%, 04/20/2042(4)	207,324
2,364,874	3.50%, 10/20/2042(4)	436,464
185,167	3.50%, 05/20/2043(4)(5)	32,995
1,451,537	3.50%, 07/20/2043(4)(5)	227,402
222,634	4.00%, 12/16/2026(4)	22,244
3,095,324	4.00%, 05/20/2029(4)	311,133
455,953	4.00%, 03/20/2043(4)	98,540
220,843	4.00%, 01/20/2044(4)(5)	51,931
1,556,231	4.00%, 03/20/2047(4)	286,013
2,394,256	4.00%, 07/20/2047(4)	432,638
643,302	4.50%, 04/20/2045(4)(5)	157,122
726,624	5.00%, 01/20/2034	774,233
1,890,990	5.00%, 02/16/2040(4)	452,018
553,377	5.00%, 05/20/2040(4)(5)	139,973
1,661,683	5.00%, 03/16/2044(4)	342,610
452,348	5.00%, 01/16/2047(4)	99,652
904,823	5.50%, 09/20/2033	970,493
1,422,487	5.50%, 03/20/2039(4)(5)	325,223
1,421,367	5.50%, 02/16/2047(4)	321,400
855,483	5.50%, 02/20/2047(4)	189,315
386,596	6.00%, 01/15/2033	421,863
309,675	6.00%, 02/15/2033	339,121
1,503,021	6.00%, 09/20/2040(4)	358,891
1,237,758	6.00%, 02/20/2046(4)	287,291
32,786	6.50%, 12/15/2028	36,147
26,576	6.50%, 05/15/2029	29,335
20,858	6.50%, 09/15/2031	22,883
191,504	6.50%, 10/15/2031	210,101
214,026	6.50%, 11/15/2031	234,811
215,837	6.50%, 01/15/2032	236,797
10,596	7.00%, 06/20/2030	11,343
12,425	7.00%, 05/15/2032	14,272
44,110	7.00%, 07/15/2032	47,676
92,052	7.00%, 09/15/2032	95,885

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 594,765	7.00%, 10/15/2032	$660,219
814	7.50%, 04/15/2022	815
2,827	7.50%, 01/15/2023	2,833
571	7.50%, 05/15/2023	591
2,798	7.50%, 06/15/2023	2,882
1,076	7.50%, 07/15/2023	1,078
12,425	7.50%, 08/15/2023	12,501
5,358	7.50%, 09/15/2023	5,369
3,868	7.50%, 10/15/2023	4,042
10,907	7.50%, 11/15/2023	11,241
1,605	7.50%, 12/15/2023	1,608
7,246	7.50%, 02/15/2024	7,384
141	7.50%, 05/15/2024	148
36,524	7.50%, 07/15/2027	38,692
33,826	7.50%, 04/20/2030	38,313
6	8.50%, 09/15/2019	6
7,890	8.50%, 09/15/2024	8,437
936	8.50%, 06/15/2029	962
3,548	8.50%, 10/15/2029	3,630
2,276	8.50%, 01/15/2030	2,493
7,932	8.50%, 02/15/2030	7,979
855	8.50%, 03/15/2030	893

		14,621,030

		142,845,927

	Other Direct Federal Obligations - 1.0%
	Other - 1.0%
	United States Small Business Administration
$ 1,790,000	3.53%, 09/01/2038	$1,784,844
1,808,000	3.58%, 08/01/2038	1,802,061

		3,586,905

		3,586,905

	Total U.S. Government Agencies (cost $149,183,069)	$146,432,832

U.S. Government Securities - 42.2%
	Other Direct Federal Obligations - 20.3%
	FHLB - 1.4%
$4,825,000	1.88%, 08/01/2019	$4,791,895

		4,791,895

	FHLMC - 18.9%
68,450,000	1.38%, 05/01/2020	66,959,159

		66,959,159

		71,751,054

	U.S. Treasury Securities - 21.9%
	U.S. Treasury Notes - 21.9%
26,045,724	0.63%, 01/15/2026(8)	25,480,721
7,857,000	1.88%, 07/31/2022	7,559,600
4,303,000	2.25%, 11/15/2024	4,123,652
34,550,000	2.75%, 11/15/2023(9)(10)	34,213,948
6,025,000	2.88%, 05/31/2025	5,975,106

		77,353,027

		77,353,027

	Total U.S. Government Securities (cost $152,308,607)	$149,104,081

	Total Long-Term Investments (cost $361,228,053)	$354,482,648

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
10,787,634	Fidelity Institutional Government Fund, Institutional Class, 1.99%(11)	$10,787,634

	Total Short-Term Investments (cost $10,787,634)	$10,787,634

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments (cost $372,015,687)	103.4%	$365,270,282
Other Assets and Liabilities	(3.4)%	(11,916,904)

Total Net Assets	100.0%	$353,353,378

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $47,060,483, which represented 13.3% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2018.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $3,558,031, which represented 1.0% of total net assets.

(6)	Represents or includes a TBA transaction.
(7)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(11)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	23	12/31/2018	$4,846,891	$1,035
U.S. Treasury 5-Year Note Future	683	12/31/2018	76,821,492	(436,332)
U.S. Treasury 10-Year Ultra Note Future	192	12/19/2018	24,192,000	(333,515)
U.S. Treasury Ultra Bond Future	44	12/19/2018	6,788,375	(149,189)

Total				$(918,001)

Short position contracts:
U.S. Treasury 10-Year Note Future	143	12/19/2018	$16,985,719	$181,341
U.S. Treasury Long Bond Future	46	12/19/2018	6,463,000	(23,897)

Total				$157,444

Total futures contracts				$(760,557)

TBA Sale Commitments Outstanding at September 30, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 4.50%	$4,700,000	10/01/2048	$(4,848,188)	$16,046

Total (proceeds receivable $4,864,234)			$(4,848,188)	$16,046

At September 30, 2018, the aggregate market value of TBA Sale Commitments represents (1.4)% of total net assets.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2018

Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	2.50%Fixed	USD 12,500,000	03/01/28	Annual	$39,070	$—	$239,735	$200,665
3 Mo. USD LIBOR	2.95% Fixed	USD 6,201,000	06/18/23	Semi-Annual	—	—	(22,583)	(22,583)
3 Mo. USD LIBOR	3.00% Fixed	USD 4,916,000	04/30/25	Semi-Annual	—	(50)	19,816	19,866
3 Mo. USD LIBOR	2.25% Fixed	USD 7,750,000	03/21/28	Quarterly	84,615	—	553,232	468,617
3 Mo. USD LIBOR	3.18% Fixed	USD 2,074,000	02/15/44	Semi-Annual	—	—	(12,580)	(12,580)

Total					$123,685	$(50)	$777,620	$653,985

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$58,945,735	$—	$58,945,735	$—
U.S. Government Agencies	146,432,832	—	146,432,832	—
U.S. Government Securities	149,104,081	—	149,104,081	—
Short-Term Investments	10,787,634	10,787,634	—	—
Futures Contracts(2)	182,376	182,376	—	—
Swaps - Interest Rate(2)	689,148	—	689,148	—

Total	$366,141,806	$10,970,010	$355,171,796	$—

Liabilities
Futures Contracts(2)	$(942,933)	$(942,933)	$—	$—
Swaps - Interest Rate(2)	(35,163)	—	(35,163)	—
TBA Sale Commitments	(4,848,188)	—	(4,848,188)	—

Total	$(5,826,284)	$(942,933)	$(4,883,351)	$—

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/ (depreciation) on the investments.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

1.     Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined for each class of each Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Directors has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At September 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non - Cash Collateral(1)
Growth Opportunities HLS Fund	27,655,261	28,715,195	—
Small/Mid Cap Equity HLS Fund	386,075	401,720	—
Small Cap Growth HLS Fund	20,113,507	20,716,109	—

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

Growth Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$28,715,195	$—	$—	$—	$28,715,195
Total Borrowings	$28,715,195	$—	$—	$—	$28,715,195
Gross amount of recognized liabilities for securities lending transactions					$28,715,195

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small/Mid Cap Equity HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$401,720	$—	$—	$—	$401,720
Total Borrowings	$401,720	$—	$—	$—	$401,720
Gross amount of recognized liabilities for securities lending transactions					$401,720

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,945,300	$—	$—	$—	$4,945,300
Exchange-Traded Funds	15,770,809	—	—	—	15,770,809
Total	$20,716,109	$—	$—	$—	$20,716,109
Total Borrowings	$20,716,109	$—	$—	$—	$20,716,109
Gross amount of recognized liabilities for securities lending transactions					$20,716,109

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

3.	Subsequent Event:

Effective 11/1/18, Hartford Small/Mid Cap Equity HLS Fund changed its name (the Fund changed its name to Hartford MidCap Growth HLS Fund), principal investment strategy, portfolio manager and benchmark. Please see the Fund’s prospectus for more information.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 28, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)